Acquisition Obligation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013	Mar. 28, 2012	Mar. 24, 2012	Jun. 24, 2011	Mar. 31, 2012 First Amendment	Sep. 30, 2011 First Amendment	Sep. 28, 2011 First Amendment	Mar. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Sep. 30, 2011 September 2011 First Amendment	Sep. 28, 2011 September 2011 First Amendment	Mar. 24, 2012 March 2012 Second Amendment
Acquisition obligation
Acquisition obligation, portion modified by amendment																	$ 750,000	$ 1,150,000
Acquisition obligation payment rescheduled to end of month when due																	100,000	150,000
Acquisition obligation payment rescheduled later date																	650,000	1,000,000
Number of days following the receipt of $5,000,000 when scheduled acquisition obligation payment will be due																30 days
Net proceeds from financings amount that will trigger payment of remaining balance within 30 days																	5,000,000
Class Of Warrant (in shares)								31,000,000		12,000,000			1,000,000		3,000,000
Incremental borrowing rate used to discount acquisition obligation (as a percent)			5.00%		5.00%
Imputed interest discount			174,000		174,000							132,000		145,000
Non-cash interest expense due to amendments	19,000	35,000	71,000	121,000	152,000
Non-cash interest expense, amortization of discount		39,000		115,000	115,000						113,000
Short-term imputed interest discounts	33,000		33,000		83,000	83,000	33,000
Long-term imputed interest discounts					21,000	21,000
Loss on extinguishment of debt		761,492		761,492	761,492	761,492	761,492							761,492
Fair value of acquisition obligation									$ 2,504,178